CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,783,843	$ 404,893	¥ 2,317,488
Restricted cash	6,133	892	90,149
Short-term investments	930,610	135,352	1,395,694
Accounts receivable (net of allowance for doubtful accounts of RMB72,115 and RMB83,991 (US$12,216) as of December 31, 2017 and 2018, respectively)	655,261	95,304	621,272
Prepayments and other current assets	1,064,714	154,853	918,243
Due from related parties	126,990	18,470	54,052
Total current assets	5,567,551	809,764	5,396,898
Non-current assets
Property and equipment, net	63,919	9,297	89,137
Intangible assets, net	48,421	7,043	70,225
Goodwill	617,837	89,861	634,157
Investment in equity investees	151,533	22,040	149,969
Other long-term investments	1,697,510	246,893	1,002,721
Due from related parties	21,139	3,075	5,216
Deferred tax assets	88,896	12,929	57,642
Other non-current assets	35,830	5,211	42,966
Total non-current assets	2,725,085	396,349	2,052,033
Total assets	8,292,636	1,206,113	7,448,931
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB133,406 and RMB107,139 (US$15,584) as of December 31, 2017 and 2018, respectively) (Note 1)
Bank loans	0		336,304
Accounts payable	171,055	24,879	164,537
Accrued expenses and other current liabilities	1,514,642	220,296	1,532,489
Due to related parties	37,298	5,425	81,810
Income tax payable	112,770	16,402	50,614
Total current liabilities	1,835,765	267,002	2,165,754
Non-currentliabilities (including non-current liabilities of the VIEs and a VIE's subsidiary without recourse to the Company amounting to RMB4,134 and RMB6,414 (US$933) as of December 31, 2017 and 2018, respectively) (Note 1)
Deferred tax liabilities	110,291	16,041	73,393
Other non-current liabilities	64,185	9,335	54,574
Total non-current liabilities	174,476	25,376	127,967
Total liabilities	2,010,241	292,378	2,293,721
Mezzanine equity
Redeemable noncontrolling interests	687,847	100,043	649,246
Shareholders' equity
Treasury stock (nil and 45,273,040 shares as of December 31, 2017 and 2018, respectively)	(221,932)	(32,279)
Additional paid-in capital	2,742,893	398,937	2,644,043
Retained earnings	2,705,970	393,567	1,564,883
Accumulated other comprehensive income	249,304	36,260	84,206
Total Cheetah Mobile Inc. shareholders' equity	5,476,465	796,518	4,293,361
Noncontrolling interests	118,083	17,174	212,603
Total equity	5,594,548	813,692	4,505,964
Total liabilities and shareholders' equity	8,292,636	1,206,113	7,448,931
Common Class A [Member]
Shareholders' equity
Ordinary shares	74	11	65
Total equity	74	11	65
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	22	164
Total equity	¥ 156	$ 22	¥ 164